Cash and Cash Equivalents	12 Months Ended
Dec. 31, 2016
Cash and Cash Equivalents [Abstract]
Cash and Cash Equivalents
Note 4 - Cash and Cash Equivalents

	December 31
	2015	2016
	US$ thousands

Cash	12,329	5,858
Cash equivalents *	5,849	6,059
	18,178	11,917

*	Comprised mainly of deposits in banks as at December 31, 2015 and 2016 carrying a weighted average interest rate of 0.11% and 0.30%, respectively.